Note A - Summary of Significant Accounting Policies (Details) - Amortization of Intangible Assets Lives	12 Months Ended
Dec. 31, 2013
Minimum [Member] | Technology And Drawings [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives of finite-lived intangible assets	15 years
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives of finite-lived intangible assets	9 years
Minimum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives of finite-lived intangible assets	2 years
Maximum [Member] | Technology And Drawings [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives of finite-lived intangible assets	20 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives of finite-lived intangible assets	10 years
Maximum [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives of finite-lived intangible assets	18 years